CONSOLIDATED STATEMENT OF CHANGES IN EQUITY S/ in Thousands, $ in Thousands	PEN (S/)	USD ($)	Capital stock PEN (S/)	Shares of the Group PEN (S/)	Share- based payment PEN (S/)	Capital surplus PEN (S/)	Reserves PEN (S/)	Investments in equity instruments PEN (S/)	Investments in debt instruments PEN (S/)	Cash flow hedge reserve PEN (S/)	Insurance reserves PEN (S/)	Foreign currency translation reserve PEN (S/)	Retained earnings PEN (S/)	Total PEN (S/)	Total USD ($)	Non- controlling interest PEN (S/)
Beginning Balance at Dec. 31, 2022	S/ 29,595,213		S/ 1,318,993	S/ (204,326)	S/ (3,192)	S/ 231,556	S/ 23,659,626	S/ 170,408	S/ (1,655,559)	S/ 788	S/ 1,133,536	S/ 74,655	S/ 4,277,159	S/ 29,003,644		S/ 591,569
Changes in equity
Net result after income tax	4,959,878												4,865,540	4,865,540		94,338
Other comprehensive income including amount transferred to accumulated results from investment sale	581,598							(12,247)	1,258,137	(12,191)	(754,192)	92,448		571,955		9,643
Transfer of fair value reserve to accumulated results, Note 16(d)	0
Total comprehensive income	5,541,476							(12,247)	1,258,137	(12,191)	(754,192)	92,448	4,865,540	5,437,495		103,981
Transfer of retained earnings to reserves, Note 16(c)	0						2,593,598						(2,593,598)
Dividend distribution, Note 16(e)	(1,994,037)												(1,994,037)	(1,994,037)
Dividends paid to non-controlling interest of subsidiaries	(62,051)															(62,051)
Subsidiary acquisition	14,192															14,192
Minority purchase	(1,773)															(1,773)
Purchase of treasury stock, Note 16(b)	(85,575)				(2,279)	(83,296)								(85,575)
Share-based payment transactions	69,518				1,764	79,979	(12,225)							69,518
Dividends not collected	11,579						11,579							11,579
Result from exchange of strategic shares	14,425												14,425	14,425
Others	4,098												2,955	2,955		1,143
Ending Balance at Dec. 31, 2023	33,107,065		1,318,993	(204,326)	(3,707)	228,239	26,252,578	158,161	(397,422)	(11,403)	379,344	167,103	4,572,444	32,460,004		647,061
Changes in equity
Net result after income tax	5,623,252												5,501,254	5,501,254		121,998
Other comprehensive income including amount transferred to accumulated results from investment sale	60,583							24,116	206,271	9,770	(69,383)	(114,143)		56,631		3,952
Transfer of fair value reserve to accumulated results, Note 16(d)	(137,787)							(137,787)						(137,787)
Total comprehensive income	5,546,048							(113,671)	206,271	9,770	(69,383)	(114,143)	5,501,254	5,420,098		125,950
Transfer of fair value reserve of equity instruments designated at FVOCI due to Sale of Alicorp shares	(137,787)												(137,787)	(137,787)
Transfer of retained earnings to reserves, Note 16(c)	0						1,778,787						(1,778,787)
Dividend distribution, Note 16(e)	(2,788,657)												(2,788,657)	(2,788,657)
Distribution of extraordinary dividends, Note 16(e)	875,991						(875,991)							(875,991)
Dividends paid to non-controlling interest of subsidiaries	(106,922)															(106,922)
Minority purchase	6,183						42,964							42,964		(36,781)
Purchase of treasury stock, Note 16(b)	(110,894)				(2,434)	(108,460)								(110,894)
Share-based payment transactions	57,162				1,588	56,528	(954)							57,162
Dividends not collected	5,281						5,281							5,281
Others	172												(1,303)	(1,303)		1,475
Ending Balance at Dec. 31, 2024	34,977,234		1,318,993	(204,326)	(4,553)	176,307	27,202,665	44,490	(191,151)	(1,633)	309,961	52,960	5,642,738	34,346,451		630,783
Changes in equity
Net result after income tax	7,082,654												6,925,377	6,925,377		157,277
Other comprehensive income including amount transferred to accumulated results from investment sale	333,891							(20,927)	1,265,461	1,860	(518,071)	(406,519)		321,804		12,087
Transfer of fair value reserve to accumulated results, Note 16(d)	8,336
Total comprehensive income	7,424,881							(12,591)	1,265,461	1,860	(518,071)	(406,519)	6,925,377	7,255,517		169,364
Transfer of fair value reserve of equity instruments designated at FVOCI due to Sale of Alicorp shares	(8,336)							(8,336)					(8,336)	(8,336)
Transfer of retained earnings to reserves, Note 16(c)	0						5,637,738						(5,637,738)
Dividend distribution, Note 16(e)		$ (3,181,454)					(3,181,454)								$ (3,181,454)
Dividends paid to non-controlling interest of subsidiaries	(120,855)															(120,855)
Minority purchase	(17,925)												(9,142)	(9,142)		(8,783)
Purchase of treasury stock, Note 16(b)	(119,251)				(2,451)	(116,800)								(119,251)
Share-based payment transactions	155,453				1,485	89,222	64,746							155,453
Release of optional reserve	(76,441)						(76,441)							(76,441)
Non-controlling interest from Pacifico EPS, Note 2(a)	57,177															57,177
Dividends not collected	1,314						1,314							1,314
Others	4,312						14						2,825	2,839		1,473
Ending Balance at Dec. 31, 2025	S/ 39,096,109		S/ 1,318,993	S/ (204,326)	S/ (5,519)	S/ 148,729	S/ 29,648,582	S/ 31,899	S/ 1,074,310	S/ 227	S/ (208,110)	S/ (353,559)	S/ 6,915,724	S/ 38,366,950		S/ 729,159